PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Continuity) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1		$ 25,257	$ 18,358		$ 18,566
Additions	[1]	354	358		289
Acquisitions through business combinations	[1]	1,245	5,741		1,160
Disposals property plant and equipment	[1]	(338)			(230)
Items recognized through OCI
Change in fair value	[1]	887	431		1,209
Foreign exchange	[1]	506	1,186		(1,975)
Items recognized through net income
Change in fair value	[1]	(33)	(36)		(45)
Depreciation	[1]	(782)	(781)		(616)
Balance, as at Dec 31		27,096	25,257		18,358
Other intangible assets		13	14		13
Construction in progress		601	663		405
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1		21,569	14,847		15,210
Additions		253	269		183
Acquisitions through business combinations		0	5,731		307
Items recognized through OCI
Change in fair value		828	190		1,141
Foreign exchange		332	1,114		(1,585)
Items recognized through net income
Change in fair value		(20)	(17)		(2)
Depreciation		(563)	(565)		(407)
Balance, as at Dec 31		22,399	21,569		14,847
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1		3,313	3,233		3,315
Additions		95	71		51
Acquisitions through business combinations		618	10		624
Disposals property plant and equipment		(338)			(230)
Items recognized through OCI
Change in fair value		91	187		52
Foreign exchange		177	21		(336)
Items recognized through net income
Change in fair value		(8)	(10)		(43)
Depreciation		(197)	(199)		(200)
Balance, as at Dec 31		3,751	3,313		3,233
Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1		375	278	[2]	41	[2]
Additions	[2]	6	18		55
Acquisitions through business combinations	[2]	627	0		229
Items recognized through OCI
Change in fair value	[2]	(32)	54		16
Foreign exchange	[2]	(3)	51		(54)
Items recognized through net income
Change in fair value	[2]	(5)	(9)		0
Depreciation	[2]	(22)	(17)		(9)
Balance, as at Dec 31		$ 946	$ 375		$ 278	[2]

[1]	Includes intangible assets of $ 13 million (201 6 : $ 1 4 million and 2015: $ 13 million ) and construction work in process (“CWIP”) of $ 601 million (201 6 : $ 663 million and 2015: $ 405 million ).
[2]	Includes solar, storage, biomass and Co-gen.